SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the SEC.

Discontinued operations

On September 30, 2021, the Company entered into a share transfer agreement with a third party to sell Xunpusen (Xiamen) Technology Co., Ltd., pursuant to the terms of the Agreement, the buyer purchased 100% of the Company’s ownership of Xunpusen and 100% owned subsidiary Xingjuyun (Xiamen) Technology Co., Ltd. for a total price of $1,333,023, resulting in a gain on disposal of $683,688.

On December 20, 2021, the Company sold 100% of the ownership of Xiamen Jiuqiao Technology Co., Ltd., and 100% owned subsidiaries to a third party for a total price of $8,368,930, resulting in a gain on disposal of $811,269.

On November 15, 2021, Shenyang Qimengxing Trading Co., Ltd. (“Blue Hat Shenyang”) was deregistered, resulting in a loss on disposal of $1,012.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the wholly- foreign owned enterprise (“WFOE”) and variable interest entities (“VIEs”) over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Discontinued Operations

Discontinued Operations

On September 30, 2021, the Company entered into a share transfer agreement with a third party to sell Xunpusen (Xiamen) Technology Co., Ltd., pursuant to the terms of the Agreement, the buyer purchased 100% of the Company’s ownership of Xunpusen and 100% owned subsidiary Xingjuyun (Xiamen) Technology Co., Ltd. for a total price of $1,333,023.

On December 20, 2021, the Company sold 100% of the ownership of Xiamen Jiuqiao Technology Co., Ltd., and 100% owned subsidiaries to a third party for a total price of $8,368,930, and on November 15, 2021, Shenyang Qimengxing Trading Co., Ltd. (“Blue Hat Shenyang”) was deregistered.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of plant and equipment and intangible assets, capitalized development costs, impairment of long-lived assets, allowance for doubtful accounts, revenue recognition, allowance for deferred tax assets and uncertain tax position, and inventory allowance. Actual results could differ from these estimates.

Going Concern

Going Concern

The Company’s financial statements are prepared assuming that the Company will continue as a going concern.

The Company incurred operating loss of $9.41 million and generated negative operating cash flows of $1.60 million for the year ended December 31, 2022 and may continue to incur operating losses and generate negative operating cash flows as the Company implements its future business plan. By fund raising from the market and potential investors, the Company is going to expand our business, especially in commodity trading, which already brought significant improvement in fourth quarter of 2022. The Company believe this business will keep making profit and enhancing the cash flow for our company in 2023.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully execute its new business strategy and eventually attain profitable operations. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Foreign currency translation and transaction

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company in China conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities are translated at the unified exchange rate as quoted by the People’s Bank of China at the end of the period. The statement of income accounts is translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive income (loss) amounted to $834,513, $2,459,256 and $1,741,696 as of December 31, 2022, 2021 and 2020, respectively. The balance sheet amounts, with the exception of shareholders’ equity at December 31, 2022, 2021 and 2020 were translated at 6.96 RMB, 6.38 RMB and 6.52 RMB, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the years ended December 31, 2022, 2021 and 2020 were 6.70 RMB, 6.45 RMB and 6.90 RMB to $1.00, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.

Cash and restricted cash

Cash and restricted cash

Cash and cash equivalents consist of cash on hand; demand deposits and time deposits placed with banks or other financial institutions and have original maturities of less than three months.

Deposits in banks in the PRC are only insured by the government up to RMB500,000, and are consequently exposed to risk of loss. The Company believes the probability of a bank failure, causing loss to the Company, is remote.

Cash that is restricted as to withdrawal for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is not included in the total cash and cash equivalents in the consolidated statements of cash flows.

Accounts receivable, net

Accounts receivable, net

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after 30 days. In establishing the required allowance for doubtful accounts, management considers historical collection experience, aging of the receivables, the economic environment, industry trend analysis, and the credit history and financial conditions of the customers. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of December 31, 2022 and 2021, allowance for the doubtful accounts was $5,083,245 and $6,394,429, respectively.

Other receivables, net

Other receivables, net

Other receivables primarily include deposits for business acquisitions, setup of research center, advances to employees, and others. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of December 31, 2022 and 2021, allowance for the doubtful accounts was $12,489,219 and $13,665,255, respectively.

Inventories

Inventories

Inventories are comprised of finished goods and are stated at the lower of cost or net realizable value using the weighted average method. Management reviews inventories for obsolescence and cost in excess of net realizable value quarterly and records a reserve against the inventory when the carrying value exceeds net realizable value.

Prepayments, net

Prepayments, net

Current

Prepayments are cash deposited or advanced to suppliers for future inventory purchases. This amount is refundable and bears no interest. For any advances to suppliers determined by management that such advances will not be in receipts of inventories or refundable, the Company will recognize an allowance account to reserve such balances. Management reviews its advances to suppliers on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. The Company’s management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary. As of December 31, 2022 and 2021, allowance for the doubtful accounts was $1,368,535 and $1,487,210, respectively.

Non-current

Non-current prepayment represents cash deposited or advanced for software development expenditure. This amount is refundable and bears no interest.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Category	Depreciation method	Estimated useful lives

Building	Straight-line	20 years
Electronic devices	Straight-line	3 years
Office equipment, fixtures and furniture	Straight-line	3 years
Automobile	Straight-line	3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets

Intangible assets

The Company’s intangible assets with definite useful lives primarily consist of software development costs, patents and licensed software. The Company amortizes its intangible assets with definite useful lives over their estimated useful lives and reviews these assets for impairment. The Company typically amortizes its intangible assets with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives of five to ten years.

Software development costs

Software development costs

The Company follows the provisions of ASC 350-40, “Internal Use Software”, to capitalize certain direct development costs associated with internal- used software. ASC 350-40 provides guidance on capitalization of the costs incurred for computer software developed or obtained for internal use. The Company expenses all costs incurred during the preliminary project stage of its development, and capitalizes costs incurred during the application development stage. Costs incurred relating to upgrades and enhancements to the application are capitalized if it is determined that these upgrades or enhancements add additional functionality to the application. The capitalized development cost is amortized on a straight-line basis over the estimated useful life, which is generally five years. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

Research and development

Research and development

Research and development expenses include salaries and other compensation-related expenses to the Company’s research and product development personnel, as well as office rental, depreciation and related expenses for the Company’s research and product development team. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development, and costs that are associated with maintenance of the existing websites or software for internal use.

Business Combinations

Business Combinations

The Company applies the provisions of ASC 805, Business Combination and allocates the fair value of purchases consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair values of the assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets, including but not limited to future expected cash flows from acquired technology and acquired trademarks and user base from a market participant perspective, useful lives and discount rates.

Goodwill

Goodwill

Goodwill represents the excess of the purchase consideration over the acquisition date amounts of the identifiable tangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment if events or changes in circumstances indicate that it might be impaired. The company assessed qualitative factors to determine if it is necessary to perform quantitative assessment. In the qualitative assessment, the company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance, and other specific information related to the operations, business plans and strategies.

Impairment for long-lived assets other

Impairment for long-lived assets other

Long-lived assets, including property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2022, 2021 and 2020, impairment for long-lived assets was $29,716, $14,632,931 and $0 respectively.

Long-term investments

Long-term investments

Long-term investments include cost method investment and equity method investments.

Entities in which the Company has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Company has voting shares between 20% and 50%, and other factors, such as representation on the Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. Under this method of accounting, the Company records its proportionate share of the net earnings or losses of equity method investees and a corresponding increase or decrease to the investment balances. Dividends received from the equity method investments are recorded as reductions in the cost of such investments.

The Company accounts for investments with less than 20% of the voting shares and does not have the ability to exercise significant influence over operating and financial policies of the investee using the cost method. The Company records cost method investments at the historical cost in its consolidated financial statements and subsequently records any dividends received from the net accumulated earrings of the investee as income. Dividends received in excess of earnings are considered a return of investment and are recorded as reduction in the cost of the investments.

Long-term investments are evaluated for impairment when facts or circumstances indicate that the fair value of the long-term investments is less than its carrying value. Impairment is recognized when a decline in fair value is determined to be other-than- temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; financial condition and near term prospects of the investments; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. No event had occurred and indicated that other-than-temporary impairment existed and therefore the Company did not record any impairment charges for its investments for the years ended December 31, 2022, 2021 and 2020.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Our cash and cash equivalents and restricted cash are classified within level 1 of the fair value hierarchy because they are value using quoted market price.

Revenue recognition

Revenue recognition

The Company adopted Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (ASC 606). The ASU requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

Sales of interactive toys

The Company recognizes sales of interactive toys revenues upon shipment or upon receipt of products by the customer, depending on the terms, provided that: there are no uncertainties regarding customer acceptance; persuasive evidence of an agreement exists documenting the specific terms of the transaction; the sales price is fixed or determinable; and collectability is reasonably assured. Management assesses the business environment, the customer’s financial condition, historical collection experience, accounts receivable aging, and customer disputes to determine whether collectability is reasonably assured.

The Company routinely enters into arrangements with its customers to provide sales incentives, support customer promotions, and provide allowances for returns and defective merchandise. Such programs are based primarily on customer purchases, customer performance of specified promotional activities, and other specified factors such as sales to consumers. The costs of these programs are recorded as sales adjustments that reduce gross sales in the period the related sale is recognized.

The products sold in the PRC are subject to a Chinese value-added tax (“VAT”). VAT taxes are presented as a reduction of revenue.

Mobile games

Internal developed platform

The Company operates the mobile games as live services that allow players to play for free. Within these games, players can purchase virtual currency to obtain virtual goods to enhance the game-playing experience. On the platform, players purchase virtual currency and/or virtual goods through various widely accepted payment methods offered in the games, including Alipay or WeChat and online bank transfer service providers. Advance payments from customers for virtual goods that are non-refundable that specify our obligations are recorded to deferred revenue. All other advance payments that do not meet these criteria are recorded as advances from customers. For virtual goods purchases upon immediately use with no future game-playing benefits, the Company recognizes such virtual goods purchase upon receipts of payment from the paying players. For virtual goods purchases for the conversion of future game-playing benefits or throughout the players’ playing life, the Company recognizes such virtual goods purchases ratably over the estimated average playing period of paying players for the applicable game, starting from the point in time when virtual items are delivered to the players’ accounts and all other revenue recognition criteria are met. The Company records revenue generated from mobile games on a gross basis as the Company is acting as the principal to fulfill all obligations related to the game operation. Fees paid to distribution channels and payment channels are recorded as cost of revenues.

The Company considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors to arrive at the best estimates for the estimated playing period of the paying players for each game. On a quarterly basis, the Company determined the estimated average playing period for paying players by analyzing paying players for that game who made their first virtual goods purchase during that period and counting their cumulative login days for each game. The Company then averages the time periods to determine the estimated paying playing period for that game. If a new game is launched and only a limited period of paying player data is available, then the Company considers other qualitative factors, such as the playing patterns for paying players for other games with similar characteristics and playing patterns of paying players, such as targeted players and purchasing frequency. While the Company believes its estimates to be reasonable based on available game player information, the Company may revise such estimates based on new information indicating a change in the game player behavior patterns and any adjustments are applied prospectively.

Based on the Company’s analysis, the estimated average playing period of paying players is approximately one to three months, and this estimate has been consistent since the Company’s initial analysis. No change has been made in such estimate during any of the periods presented. Future usage patterns may differ from historical usage patterns and therefore the estimated average playing periods may change in the future.

Third-party platform

The Company also licenses third-parties to operate the Company’s mobile games developed internally through mobile platforms and receives revenue-based royalty payments from all the third-party licensee operators on a monthly basis.

The revenue- based royalty payments are recognized when all other revenue recognition criteria are met. The Company records the mobile game royalty revenue on a net basis, as the Company does not have the primary responsibility for fulfillment and acceptability of the game services.

Communication service

The communication service is mainly divided into three modules: SMS agency service, agency fee from mobile recharge and IDC service.

SMS agency service and mobile recharge service provide customer services through the company’s platform; and IDC service which providing broadband, IP and others for customers’ router equipment. The sales revenue will be recognized after the customer confirms the statement generated from the platform. The premise is: the customer has no uncertainty in the acceptance, the sales price is fixed and determinable when contracted, and the retrievability is also reasonably guaranteed.

Information service

This is a service which provides products and technical services to customers generating from third-party media channels (such as WeChat official accounts, mini programs, APP, Tik Tok, Toutiao, Quick Worker, etc.), as well as commissioned development services for interactive marketing tools, company then charged according to the information services that contracted with the customers.

The sales revenue of the information service fee is recognized after the customer confirms the service provided is correct. The premise is: the customer has no uncertainty in the acceptance, the sales price is fixed and determinable when contracted, and the retrievability is also reasonably guaranteed.

Commodity Trading

For the sale of third-party products where the Company obtains control of the product before transferring it to the customer, the Company recognizes revenue based on the gross amount billed to customers. The Company considers multiple factors when determining whether it obtains control of third-party products, including evaluating if it can establish the price of the product, retains inventory risk for tangible products or has the responsibility for ensuring acceptability of the product. The company recognize net revenue from sale of Glycol when no control obtained throughout the transactions.

Shipping and handling

Shipping and handling

Shipping and handling costs amounted to $2,927, $25,892 and $38,025 for the years ended December 31, 2022, 2021 and 2020, respectively. Shipping and handling costs are expensed as incurred and included in selling expenses.

Advertising costs

Advertising costs

Advertising costs amounted to $977,631, $3,494,507 and $2,763 for the years ended December 31, 2022, 2021 and 2020, respectively. Advertising costs are expensed as incurred and included in selling expenses.

Operating leases

Operating leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. The Company records the total expenses on a straight-line basis over the lease term, and the accounting of operating lease in this report has been updated to reflect the adoption of FASB’s new guidance on the recognition and measurement of leases.

Government subsidies

Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. The Company receives government subsidies related to government sponsored projects, and records such government subsidies as a liability when it is received. The Company records government subsidies as other income when there is no further performance obligation.

Total government subsidies amounted to $19,969, $99,948 and $28,623 for the years ended December 31, 2022, 2021 and 2020, respectively.

Value added taxes

Value added taxes

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in tax payable. All of the VAT returns filed by the Company’s subsidiaries in China have been and remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Comprehensive income

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive (loss) income. Other comprehensive (loss) income refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive (loss) income consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. The dilutive shares were 925,681 and 746,321 for the years ended December 31, 2022 and 2021.

Employee benefits

Employee benefits

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans by law. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were $111,987 $104,287 and $23,235 for the years ended December 31, 2022, 2021 and 2020, respectively.

Statutory reserves

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which provides guidance on the acquirer’s accounting for acquired revenue contracts with customers in a business combination. The amendments require an acquirer to recognize and measures contract assets and contract liabilities acquired in a business combination at the acquisition date in accordance with ASC 606 as if it had originated the contracts. This guidance also provides certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination. The new guidance is required to be applied prospectively to business combinations occurring on or after the date of adoption. This guidance is effective for the Group for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Group does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for the Group for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted. The Group does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.